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              U.S. SECURITIES & EXCHANGE COMMISSION
                     Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

      Read instructions at end of Form before preparing Form.
                      Please print or type.


1. Name and address of issuer:

      Meridian Fund, Inc.
      60 E. Sir Francis Drake Blvd., Suite #306,
      Larkspur, CA 94939


2. Name of each series or class of funds for which this notice is filed:

      Meridian Fund
      Meridian Value Fund


3. Investment Company Act File Number: 811-04014

   Securities Act File Number: 2-90949


4. Last day of fiscal year for which this notice is filed:     06/30/97


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
   issuer's 24f-2 declaration:                       [ ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      NUMBER OF SHARES                                             0

      AMOUNT OF SECURITIES REGISTERED                   $          0


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

      NUMBER OF SHARES                                     3,165,359

      AMOUNT OF SECURITIES REGISTERED                   $ 97,258,497


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9. Number and aggregate sale price of securities sold during the fiscal year:

     NUMBER OF SHARES                                      1,932,989

     SALE PRICE OF SECURITIES SOLD                      $ 56,189,336

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

     NUMBER OF SHARES                                        246,011

     SALE PRICE OF SECURITIES SOLD                      $  3,660,750

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      NUMBER OF SHARES                                     1,183,546

      SALE PRICE OF SECURITIES ISSUED                   $ 35,570,260


12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold
          during the fiscal year in reliance on
          rule 24f-2 (from Item 10):                    $  3,660,750

    (ii)  Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):       +  $ 35,570,260

    (iii) Aggregate price of shares redeemed or
          repurchased during the fiscal year (if
          applicable):                               -  $ 39,231,010

    (iv)  Aggregate price of shares redeemed or
          repurchased and previously applied as a
          reduction to filing fees pursuant to
          rule 24e-2 (if applicable):                +  $ 0

    (v)   Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 [line (i), plus
          line (ii), less line (iii), plus line
          (iv)] (if applicable):                        $ 0

    (vi)  Multiplier prescribed by Section 6(b)
          of the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                             1/33 of 1%

    (vii) Fee due [line (i) or line (v) multiplied
          by line (vi)]:                                $ 0

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
    Informal and Other Procedures (17 CFR 202.3a).            [  ]


    Date of mailing or wire transfer of filing fees
    to the Commission's lockbox depository:                   N/A


                               SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Paul A. Robinson
                            ---------------------------
                            Paul A. Robinson, Treasurer

Date  08/28/97
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 *Please print the name and title of the signing officer below the signature.